Loans Receivable, Net - Summary of Financing Receivable Allowance for Credit Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Credit Loss [Abstract]
Balance at beginning of year	¥ (40,401)	¥ (92,641)	¥ (19,998)
Provisions for doubtful accounts	(97,658)	(94,160)	(127,790)
Write-off	72,942	146,400	55,147
Balance at end of year	¥ (65,117)	¥ (40,401)	¥ (92,641)